RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Remuneration paid as consultancy fees	$ 1,780	$ 1,874	$ 874
Share option charges	2,278	1,345	0
Salaries and wages	1,599	1,079	751
Other expenses	8	20	16
Expenses	$ 5,665	$ 4,318	$ 1,641